LOANS (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions [Line Items]
Balance at January 1	$ 2,816	$ 14,262
Exposure of directors/executive officers added	0	92
Borrowings	3,758	3,227
Directors, resigned or retired from board	(9)	(4,066)
Loan repayments	(1,195)	(10,699)
Balance at December 31	$ 5,370	$ 2,816